Fire Event (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 07, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Inventory write-down				$ 7.2
Fire Event
Disclosure of impairment loss and reversal of impairment loss [line items]
Inventory write-down	$ 94.0
Impairment loss recognised in profit or loss	$ 1.0
Inventory losses recovered		$ 23.0	$ 31.0
Estimated insurance recovery receivable		$ 41.0